Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue
Schedule of revenue

	Six months ended 30 June
US$ thousand	2025	2024
Sale of commodities - Copper	156,456	176,270
Sale of commodities - Silver	6,772	5,890
Total	163,228	182,160